Science and Technology Fund
USAA Science & Technology Fund Summary
Investment Objective
The USAA Science & Technology Fund (the Fund) seeks long-term capital appreciation.
Fees and Expenses

The tables below describe the fees and expenses that you may pay, directly and indirectly, to invest in the Fund. The annual fund operating expenses for the Fund Shares and Adviser Shares are based on expenses incurred during the Fund's most recently completed fiscal year.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Science and Technology Fund - USD ($)	Fund Shares	Adviser Shares
Shareholder Fee, Other	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Science and Technology Fund	Fund Shares	Adviser Shares
Management Fee (fluctuates based on the Fund's performance relative to a securities market index)	0.73%	0.72%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.31%	0.34%
Total Annual Fund Operating Expenses	1.04%	1.31%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment, assuming (1) a 5% annual return, (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

Expense Example - Science and Technology Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Fund Shares	106	331	574	1,271
Adviser Shares	133	415	718	1,579

Portfolio Turnover

The Fund pays transaction costs, including commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

For the most recent fiscal year, the Fund's portfolio turnover rate was 56% of the average value of its whole portfolio.

Principal Investment Strategy

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

Principal Risks

Any investment involves risk, and there is no assurance that the Fund's objective will be achieved. The Fund is actively managed and the investment techniques and risk analyses used by the Fund's manager(s) may not produce the desired results. As you consider an investment in the Fund, you also should take into account your tolerance for the daily fluctuations of the financial markets and whether you can afford to leave your money in the Fund for long periods of time to ride out down periods. As with other mutual funds, losing money is a risk of investing in the Fund.

The equity securities in the Fund's portfolio are subject to stock market risk. A company's stock price in general may decline over short or even extended periods, regardless of the success or failure of the company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when stock prices generally go down. Equity securities tend to be more volatile than debt securities. In addition, to the degree the Fund invests in foreign securities, there is a possibility that the value of the Fund's investments in foreign securities will decrease because of unique risks, such as currency exchange-rate fluctuations; foreign market illiquidity; emerging market risk; increased price volatility; uncertain political conditions; exchange control regulations; foreign ownership limits; different accounting, reporting, and disclosure requirements; difficulties in obtaining legal judgments; and foreign withholding taxes. These risks may be heightened to the extent the Fund invests in emerging market countries. Emerging market countries are less economically diverse and mature than more developed countries and tend to be politically less stable.

A mutual fund portfolio consisting of investments related to the fields of science and technology is likely to be more volatile than a portfolio that is more widely diversified in other economic sectors. There is a possibility that the Fund's investments in companies whose value is highly dependent on scientific and technological developments may be more volatile because of the short life cycles and competitive pressures of many of the products or services of these companies. Because of the competitiveness and rapid changes in the fields of science and technology, many of the companies in the Fund's portfolio are subject to distinctive risks. The products and services of these companies may not be economically successful or may quickly become outdated. Additionally, many of these companies must comply with significant governmental regulations and may need governmental approval of their products and services.

An investment in the Fund is not a deposit in USAA Federal Savings Bank, or any other bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The Fund has two classes of shares: Fund Shares and Adviser Shares. The bar chart provides some indication of the risks of investing in the Fund and illustrates the Fund Shares class's volatility and performance from year to year for each full calendar year over the past 10 years. The table shows how the average annual total returns of the share classes for the periods indicated compared to those of the Fund's benchmark index, additional broad-based securities market indexes with investment characteristics similar to the Fund, and an additional index of funds with similar investment objectives. Performance reflects any expense limitations in effect during the periods shown.

Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. For the Fund's most current performance information, log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722.

RISK/RETURN BAR CHART<br />Annual Returns for Periods Ended December 31

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	18.55%	June 30, 2009
Lowest Quarter Return	-26.55%	December 31, 2008
Year-to-Date Return	14.97%	September 30, 2018

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the return after taxes on distributions and sale of fund shares may be higher than the other return amounts. A higher after-tax return may result when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The actual after-tax returns depend on your tax situation and may differ from those shown. If you hold your shares through a tax-deferred arrangement, such as an individual retirement account (IRA) or 401(k) plan, the after-tax returns shown in the table are not relevant to you. Please note that after-tax returns are only shown for the Fund Shares and may differ for each share class.

AVERAGE ANNUAL TOTAL RETURNS<br />For Periods Ended December 31, 2017
Average Annual Total Returns - Science and Technology Fund	Past 1 Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Fund Shares | Return Before Taxes	36.00%	21.27%	11.58%
Fund Shares | Return After Taxes on Distributions	32.97%	18.79%	10.44%
Fund Shares | Return After Taxes on Distributions and Sale of Fund Shares	21.88%	16.58%	9.26%
Adviser Shares | Return Before Taxes	35.59%	20.99%		18.41%	Aug. 01, 2010
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	21.96%	15.79%	8.49%	12.69%	Aug. 01, 2010	[1]
S&P North American Technology Index (reflects no deduction for fees, expenses, or taxes)	38.03%	21.70%	12.24%	18.69%	Aug. 01, 2010	[1]
S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses, or taxes)	22.61%	18.00%	11.35%	17.61%	Aug. 01, 2010	[1]
Lipper Science & Technology Funds Index (reflects no deduction for taxes)	37.13%	19.36%	10.52%	16.64%	Aug. 01, 2010	[1]
[1]	The performance of the S&P 500 Index, S&P North American Technology Index, S&P 1500 Composite Health Care Index, and the Lipper Science & Technology Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation in performance because of the difference.